Short-Term Investments (Details) € in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Investment [Line Items]
Short-term investments	$ 130,817,000	$ 184,036,000
Proceeds from sales of short-term investments	367,714,000	275,779,000	$ 63,146,000
Realized gains or (losses)	(6,000,000)	(3,900,000)	$ 0
Loan note receivables due from financial institutions
Investment [Line Items]
Short-term investments	127,100,000	180,200,000
Loan note receivables due from financial institutions, US dollar denominated
Investment [Line Items]
Short-term investments	94,400,000
Loan note receivables due from financial institutions, Euro denominated
Investment [Line Items]
Short-term investments	32,700,000			€ 30.0
Term deposits
Investment [Line Items]
Short-term investments	$ 3,700,000	$ 3,900,000		€ 3.4	€ 3.2